Income Taxes (Details Textual) (USD $)	12 Months Ended
Jun. 30, 2014
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 5,869,000
Operating Loss Carryforwards Expiration Year	2031
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%